Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	INFINT Acquisition Corporation 2
Entity Central Index Key	0002069378
Entity Primary SIC Number	6770
Entity Tax Identification Number	98-1859008
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1230 Ave of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(212)
Local Phone Number	287-5010
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1230 Ave of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(212)
Local Phone Number	287-5010
Contact Personnel Name	Alexander Edgarov